COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended
	Dec. 31, 2020 USD ($) installment	Nov. 30, 2019 USD ($) installment	Dec. 31, 2019 USD ($)
Approximate Amount of Lien by Lessor	$ 5,100
Purchase Obligation	$ 14,000
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received	100.00%
Number of installments paid | installment	2	2
Royalty Buyout Agreement [Member]
Accrued Royalties		$ 49,008
Number of annual installments | installment		3
Installment amount		$ 32,178
Installment amount paid	$ 11,580,000	$ 10,700,000
Royalty Agreement Terms [Member]
Contractual Obligation	$ 18,136		$ 16,468
Product Manufacturing In Israel [Member] | Minimum [Member]
Rate Of Royalties Payable As Percentage On Sales	1.30%
Product Manufacturing In Israel [Member] | Maximum [Member]
Rate Of Royalties Payable As Percentage On Sales	5.00%